Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases
Schedule of details of leases in the consolidated balance sheet

Right-of-use assets	Thousands of Euros
	31/12/2019	(*)
Land and Buildings	685,405
Machinery	4,469
Computer equipment	4,324
Vehicles	9,660

	703,858

Lease liabilities	Thousands of Euros
	31/12/2019	(*)

Non-current	696,285
Current	44,405

	740,690

(*)  In the previous year, the Group only recognised lease assets and lease liabilities in relation to leases that were classified as ‘finance leases’ under IAS 17 Leases. The assets were presented in property, plant and equipment and the liabilities as part of the Group’s borrowings. For adjustments recognised on adoption of IFRS 16 on 1 January 2019 see note 2.

Schedule of maturity details of leases

Maturity:	Thousands of
Euros
31/12/2019
Up to one year	44,464
Two years	41,444
Between 3 and 5 years	155,300
More than 5 years	499,482

740,690

Schedule of amounts recognized in the consolidated statement of profit and loss related to lease agreements

Right-of-use depreciation	Thousands of
Euros
31/12/2019
Buildings	49,786
Machinery	1,768
Computer equipment	2,204
Vehicles	4,613
58,371

Thousands of
Euros
31/12/2019
Finance lease expenses (note 27)	34,558

34,558

Thousands of
Euros
31/12/2019
Expenses related to short-term or low-value agreements	20,247
Other operating lease expenses	12,988
33,235

Schedule of future minimum payments on non-cancellable operating leases

	Thousands of Euros
	31/12/2018	31/12/2017
Up to one year	63,959	46,541
Between 1 and 5 years	200,156	156,897
More than 5 years	136,464	58,905

	400,579	262,343